LORD ABBETT MUNICIPAL INCOME FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

February 4, 2014

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett Municipal Income Fund, Inc. (the “Registrant”)
1933 Act File No. 002-88912
1940 Act File No. 811-03942

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 67 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on January 27, 2014.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Very truly yours,

Denise A. Spinelli

Senior Paralegal

Lord, Abbett & Co. LLC